Notional and Fair Value Amounts of Credit Derivatives (Detail) (JPY ¥) In Billions	Mar. 31, 2011	Mar. 31, 2010
Credit Derivatives [Line Items]
Notional amount	¥ 4,444	¥ 4,854
Fair value	6	(56)
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	2,509	2,630
Fair value		(12)
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	1,935	2,224
Fair value	6	(44)
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	4,520	5,363
Fair value	¥ 15	¥ 68